Acquisition (Details Narrative) (10-K) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 06, 2019	Dec. 31, 2018	Sep. 04, 2018	Oct. 29, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 23, 2019
Business Acquisition [Line Items]
Payments to acquire businesses, net of cash acquired								$ 772,581
Debt instrument, interest rate, stated percentage		5.00%					5.00%	5.00%
Debt instrument, term							5 years	5 years
Debt instrument, unamortized discount							$ 595,088
Net income (loss), including portion attributable to non-controlling interest					$ 1,269,492	$ (1,378,397)	(14,198,980)	$ (5,344,017)
Value of shares issued to acquire assets								3,384,285
Uber Mom, LLC [Member]
Business Acquisition [Line Items]
Number of shares issued to acquire assets	45,000
Value of shares issued to acquire assets	$ 52,352
Edison Nation Holdings, LLC [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred							11,776,696	11,776,696
Debt conversion, converted instrument, shares issued			557,084
Debt conversion, converted instrument, amount			$ 3,760,317
Revenues							267,920
Net income (loss), including portion attributable to non-controlling interest							197,485
Fair value of contingent consideration
Edison Nation Holdings, LLC [Member] | New Convertible Notes [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred			12,820,978
Payments to acquire businesses, net of cash acquired			$ 950,000
Debt instrument, interest rate, stated percentage			4.00%
Debt instrument, term			5 years
Convertible debt			$ 1,428,161
Debt instrument, unamortized discount			$ 500,000
Debt conversion, converted instrument, shares issued			285,632
Business acquisition, equity interest issued or issuable, number of shares			990,000
Cloud B Inc. [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred							2,664,200	2,664,200
Revenues							1,512,328
Net income (loss), including portion attributable to non-controlling interest							$ 44,408
Business acquisition, percentage of voting interests acquired				72.15%			72.15%
Business acquisition, description							On October 29, 2018, the Company completed the acquisition of 72.15% of the outstanding capital stock of Cloud B, Inc. in exchange for 489,293 shares of restricted common stock of the Company. In addition, the Company entered into an Earn Out Agreement with the Cloud B Sellers, whereby, beginning in 2019, the Company will pay the Cloud B Sellers an annual amount equal to 8% multiplied by the annual gross sales of Cloud B, as reduced by the total gross sales generated by Cloud B in 2018.
Business acquisition number of shares acquired				489,293
Fair value of contingent consideration		520,000		$ 0			$ 520,000	520,000
Pirasta LLC [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred		470,000						470,000
Fair value of contingent consideration
Best Party Concepts, LLC [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred								$ 500,000
Business acquisition, percentage of voting interests acquired		50.00%						50.00%
Fair value of contingent consideration
Business combination settlement of related party								$ 500,000
Ed Roses, LLC [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired							50.00%
Equity method investment, ownership percentage									50.00%